Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	$ 16.3	$ 2.7
Amortization expense	62.0	60.6	$ 53.8
Tradenames [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1,024.3	$ 953.9
Impairment of indefinite lived intangible assets			$ 0.0
Hardware & Home Improvement [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	93.20%
Global Pet Supplies [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	38.60%
Home and Garden [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	352.30%
Global Auto Care [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	12.40%